SUBSEQUENT EVENTS (Details) - USD ($)				12 Months Ended
	Nov. 16, 2018	Nov. 15, 2018	Oct. 15, 2018	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016	Oct. 14, 2018	Apr. 12, 2018	Feb. 08, 2018
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)				$ 0.01	$ 0.01
Payments on ABL facility				$ 100,000,000	$ 35,000,000	$ 0
Amounts drawn on facility				100,000,000	35,000,000	$ 0
Acquisition expenses				15,300,000
Ply Gem | Subsequent Event
Subsequent Event [Line Items]
Shares issued		$ 58,709,067
Common stock, par value (in dollars per share)		$ 0.01
Ownership percentage issued in transaction		47.00%
Total cash consideration transferred	$ 713,900,000
Share price (in dollars per share)	$ 12.16
Term Loan Facility | Ply Gem | Subsequent Event
Subsequent Event [Line Items]
Aggregate principal amount	$ 1,755,000,000.0
Line of credit facility, increase in borrowing capacity	805,000,000.0
Line of credit facility, amount outstanding	2,555,600,000
Cash Flow Revolver | Subsequent Event
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity	115,000,000.0
Cash Flow Revolver | Ply Gem | Subsequent Event
Subsequent Event [Line Items]
Amounts drawn on facility	0
8.00% Senior Notes
Subsequent Event [Line Items]
Debt instrument stated rate								8.00%
ABL Facility
Subsequent Event [Line Items]
Line of credit facility, amount outstanding				$ 9,000,000	$ 10,000,000
ABL Facility | Ply Gem | Subsequent Event
Subsequent Event [Line Items]
Amounts drawn on facility	0
Revolving Credit Facility | ABL Facility
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity			$ 396,000,000.0					$ 360,000,000.0	$ 150,000,000
Line of credit facility, increase in borrowing capacity			36,000,000.0
Revolving Credit Facility | ABL Facility | Subsequent Event
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity	611,000,000.0
Line of credit facility, increase in borrowing capacity	215,000,000.0
Payments on ABL facility	$ 325,000,000
Quarterly debt amortization, percent of aggregate principal amount	1.00%
Revolving Credit Facility | ABL Facility | ABL U.S. Facility
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity			313,500,000.0				$ 285,000,000.0	285,000,000.0
Revolving Credit Facility | ABL Facility | ABL U.S. Facility | Subsequent Event
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity	$ 483,700,000.0	$ 313,500,000.0
Revolving Credit Facility | ABL Facility | ABL Canadian Facility
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity			$ 82,500,000.0				$ 75,000,000.0	75,000,000.0
Revolving Credit Facility | ABL Facility | ABL Canadian Facility | Subsequent Event
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity	127,300,000.0	$ 82,500,000.0
Letter of Credit | ABL Facility
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity									$ 30,000,000
Letter of Credit | ABL Facility | Ply Gem | Subsequent Event
Subsequent Event [Line Items]
Line of credit facility, amount outstanding	$ 24,700,000
Ply Gem | 8.00% Senior Notes
Subsequent Event [Line Items]
Aggregate principal amount								$ 645,000,000.0